Stock-Based Compensation - Schedule of restricted stock award (Detail) - Restricted Stock [Member] - $ / shares		9 Months Ended	12 Months Ended
	Sep. 04, 2026	Sep. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance, Nonvested (shares)		108,517
Beginning Balance, Nonvested (Weighted-Average Grant-Date Fair Value)		$ 0
Granted (Shares)	505,098	505,098
Vested (Shares)		(88,787)
Granted (Weighted-Average Grant-Date Fair Value)		$ 27.5
Vested (Weighted-Average Grant-Date Fair Value)		$ 0
Forfeited (Shares)		0
Ending balance, Nonvested (shares)		524,828	108,517
Forfeited (Weighted-Average Grant-Date Fair Value)		$ 0
Ending Balance, Nonvested (Weighted-Average Grant-Date Fair Value)		$ 26.46	$ 0
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance, Nonvested (shares)		108,517	226,899
Beginning Balance, Nonvested (Weighted-Average Grant-Date Fair Value)		$ 0.0002	$ 0.0002
Vested (Shares)			(118,382)
Vested (Weighted-Average Grant-Date Fair Value)			$ 0.0002
Ending balance, Nonvested (shares)			108,517
Ending Balance, Nonvested (Weighted-Average Grant-Date Fair Value)			$ 0.0002